Inventories - Narrative (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	€ 34,776	€ 45,601
Raw materials, write-down provision	22,217	28,158
Finished goods, write-down provision	1,696	1,524
Purchased goods, write-down provision	712	743
COVID VLA2001
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	18,800	31,200
Raw materials, write-down provision	18,800	26,600
IXIARO, DUKORAL and IXCHIQ
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	13,600	12,200
IXIARO and IXCHIQ
Disclosure Of Inventories [Line Items]
Finished goods, write-down provision	€ 1,700	1,500
Purchased goods, write-down provision		€ 700